Post-retirement benefits - Pensions (Details) £ in Millions, $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£) plan country	Dec. 31, 2018 USD ($) employee plan country	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($) employee installment	Dec. 31, 2016 employee	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Post-retirement benefits
Number of employees | employee					64,400		61,100	59,700
Plan liabilities					$ 11,365		$ 12,505
Market value of plan assets					$ 8,854		$ 9,922
Pension schemes | UK, US and Sweden
Post-retirement benefits
Defined benefit obligations as a percentage of total					91.00%
Number of main defined benefit pension obligation countries | plan				3	3
Pension schemes | UK defined benefit plans
Post-retirement benefits
Defined benefit obligations as a percentage of total					62.00%
Inflation assumption (as a percent)					3.20%		3.10%		2.60%	2.60%
Salary increases assumption (as a percent)									0.00%	0.00%
Pension increases assumption (as a percent)					3.00%		2.90%		2.85%	2.85%
Investment returns assumption (as a percent)									3.71%	3.71%
Plan liabilities					$ 7,052		$ 8,032		£ 5,265	$ 6,710
Market value of plan assets					5,989		$ 6,749		£ 4,492	$ 5,724
Refund adjustments required in respect of governing documentation | £				£ 0
GMP equalisation past service cost					$ 23
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)					1.10%		2.20%
Salary increases assumption (as a percent)					2.00%		3.10%
Pension increases assumption (as a percent)					1.10%		1.10%
Plan liabilities					$ 4,313		$ 4,473
Market value of plan assets					$ 2,865		$ 3,173
UK defined benefit pension | UK defined benefit plans
Post-retirement benefits
Number of employees | employee					700
Contribution	£ 51	$ 68
Letter of credit for additional deficit recovery contribution payment | £						£ 126
Number of equal installments | installment							5
GMP equalisation past service cost				£ 17	$ 23
UK defined benefit pension | UK defined benefit plans | Forecast
Post-retirement benefits
Contribution | £			£ 51
UK defined benefit pension | UK defined benefit plans | Due within one year
Post-retirement benefits
Contribution	£ 26	$ 35
UK defined benefit pension | UK defined benefit plans | Due within one year | Forecast
Post-retirement benefits
Further contribution | £			£ 27
US and Sweden defined benefit pension | Rest of Group defined benefit plans | US and Sweden
Post-retirement benefits
Defined benefit obligations as a percentage of total					29.00%
US defined benefit pension | Rest of Group defined benefit plans | US
Post-retirement benefits
Plan liabilities					$ 1,463
Market value of plan assets					1,379
Sweden defined benefit pension | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Plan liabilities					1,872
Market value of plan assets					$ 1,017
Three main country defined benefit plans | UK, US and Sweden
Post-retirement benefits
Number of main defined benefit pension obligation countries | country				3	3
Three main country defined benefit plans | UK, US and Sweden | Due within one year
Post-retirement benefits
Further contribution					$ 32